GOING CONCERN (Detail Textuals) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Going Concern [Abstract]
Net loss	$ (219,561)	$ (780,053)	$ (2,000,196)	$ (1,618,057)	$ (2,075,000)	$ (1,266,693)
Net cash used in operations			(1,040,864)	$ (472,939)	(662,170)	(704,230)
Accumulated deficit	$ (5,996,968)		$ (5,996,968)		$ (3,996,772)	$ (1,921,772)